Property, Plant, and Equipment - Summary of Property, Plant, and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 16,768
Additions	8,776	€ 8,594	€ 7,125
Depreciation for the year	3,254	1,994	823
Ending balance	22,309	16,768
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,838	11,426	4,616
Additions	8,776	8,594	7,125
Reclassifications	0	0	0
Disposals	(322)	(291)	(297)
Exchange rate differences	124	107	(17)
Ending balance	28,415	19,838	11,426
Cost | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,966	1,256	1,180
Additions	438	1,107	81
Reclassifications	136	562	0
Disposals	0	(8)	0
Exchange rate differences	70	49	(5)
Ending balance	3,610	2,966	1,256
Cost | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,754	4,303	2,099
Additions	1,239	2,437	1,790
Reclassifications	4,331	2,014	542
Disposals	(1)	0	(128)
Exchange rate differences	(9)	0	0
Ending balance	14,314	8,754	4,303
Cost | Other plant, furniture, fixtures, and office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,867	3,151	865
Additions	2,356	2,654	1,977
Reclassifications	105	311	490
Disposals	(261)	(283)	(169)
Exchange rate differences	41	34	(12)
Ending balance	8,108	5,867	3,151
Cost | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,250	2,717	472
Additions	4,743	2,397	3,277
Reclassifications	(4,572)	(2,887)	(1,032)
Disposals	(60)	0	0
Exchange rate differences	22	23	0
Ending balance	2,383	2,250	2,717
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,070	1,352	776
Disposals	(221)	(283)	(247)
Exchange rate differences	5	7
Depreciation for the year	3,254	1,994	823
Ending balance	6,106	3,070	1,352
Depreciation | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	514	206	86
Disposals	0	0	0
Exchange rate differences	1	4
Depreciation for the year	526	304	120
Ending balance	1,041	514	206
Depreciation | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,403	630	458
Disposals	(2)	0	(116)
Exchange rate differences	0	0
Depreciation for the year	1,419	773	288
Ending balance	2,820	1,403	630
Depreciation | Other plant, furniture, fixtures, and office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,151	516	232
Disposals	(219)	(283)	(131)
Exchange rate differences	4	2
Depreciation for the year	1,309	916	415
Ending balance	2,245	1,151	516
Depreciation | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Disposals	0	0	0
Exchange rate differences	0	0
Depreciation for the year	0	0	0
Ending balance	0	0	0
Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,768	10,075
Ending balance	22,309	16,768	10,075
Carrying amount | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,452	1,050
Ending balance	2,569	2,452	1,050
Carrying amount | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,351	3,673
Ending balance	11,494	7,351	3,673
Carrying amount | Other plant, furniture, fixtures, and office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,716	2,635
Ending balance	5,863	4,716	2,635
Carrying amount | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,250	2,717
Ending balance	€ 2,383	€ 2,250	€ 2,717